Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Current assets:
Cash and cash equivalents	$ 34,954,355	$ 1,946	$ 36,652,098
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	42,430,014	2,362	46,683,687
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	241,381,386	13,435	221,122,253
Related parties	1,247,942	69	1,395,483
Derivative financial instruments	2,417,009	135	10,668,460
Inventories, net	28,306,625	1,576	23,751,457
Other current assets, net	14,383,083	801	13,424,395
Total current assets	365,120,414	20,324	353,697,833
Non-current assets:
Property, plant and equipment, net	687,263,062	38,252	713,784,429
Intangibles, net	139,248,894	7,750	141,736,581
Goodwill	157,453,175	8,764	156,836,369
Investments in associated companies	4,318,867	240	3,678,383
Deferred income taxes	159,387,970	8,871	153,217,164
Accounts receivable, subscribers, distributors and contract assets, net	13,379,712	745	9,394,158
Other assets, net	57,812,753	3,218	48,206,789
Debt instruments at fair value through OCI	18,086,886	1,007	13,908,873
Right-of-use assets, net	197,543,872	10,995	199,460,378
Total assets	1,799,615,605	100,166	1,793,920,957
Current liabilities:
Short-term debt and current portion of long-term debt	91,973,001	5,119	104,210,738
Short-term liability related to right-of-use of assets	35,866,709	1,996	35,436,851
Accounts payable	167,124,791	9,302	166,924,134
Accrued liabilities	65,690,407	3,656	57,033,837
Income tax	19,785,151	1,101	24,151,790
Other taxes payable	62,010,352	3,451	51,735,433
Derivative financial instruments	16,132,182	898	22,185,709
Related parties	3,263,615	182	3,701,960
Deferred revenues	33,344,862	1,856	29,020,425
Total current liabilities	495,191,070	27,561	494,400,877
Non-current liabilities:
Long-term debt	432,933,859	24,096	463,374,893
Long-term liability related to right-of-use of assets	178,242,224	9,921	177,666,377
Deferred income taxes	27,480,494	1,530	27,731,694
Accounts payable	19,071,252	1,061	17,224,845
Deferred revenues	3,851,733	214	2,672,730
Asset retirement obligations	11,785,915	656	11,512,779
Employee benefits	203,386,684	11,320	167,152,441
Total non-current liabilities	876,752,161	48,798	867,335,759
Total liabilities	1,371,943,231	76,359	1,361,736,636
Equity:
Capital stock	95,353,767	5,307	95,356,548
Retained earnings:
Prior years	474,663,431	26,419	494,346,642
Profit for the year	82,819,082	4,610	22,902,025
Total retained earnings	557,482,513	31,029	517,248,667
Other comprehensive loss items	(290,766,017)	(16,180)	(243,519,865)
Equity attributable to equity holders of the parent	362,070,263	20,156	369,085,350
Non-controlling interests	65,602,111	3,651	63,098,971
Total equity	427,672,374	23,807	432,184,321
Total liabilities and equity	$ 1,799,615,605	$ 100,166	$ 1,793,920,957